SUPPLEMENT TO THE
FIDELITY CALIFORNIA
MUNICIPAL FUNDS'
APRIL 19, 1996
PROSPECTUS
The following information replaces similar information found in the seventh paragraph of "Investment Principles and Risks" beginning on page 13. CALIFORNIA MUNICIPAL INCOME seeks high current income that is free from federal income tax and California personal income tax by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's income distributions are free from federal and California personal income tax.
The following information replaces similar information in "Securities and Investment Practices" beginning on page 15.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: California Insured invests only in investment-grade securities. A security is considered to be investment-grade if it is judged by FMR to be of equivalent quality to securities rated Baa or BBB or higher by Moody's Investors Service or Standard & Poor's, respectively. California Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities (sometimes called "municipal junk bonds"). A security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality. The fund may not invest in securities judged by FMR to be of equivalent quality to those rated lower than B by Moody's or S&P.
   The following information supplements the information in "Securities and Investment Practices" beginning on page 15.
    CASH MANAGEMENT.    A fund may invest in money market securities and in
a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaing a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTION: The bond funds do not currently intend to invest in a money market fund.
The following information replaces similar information found in "How to Buy Shares" on page 24.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
For California Money Market $5,000
TO ADD TO AN ACCOUNT  $250
Through regular investment plans* $100
MINIMUM BALANCE  $2,000
*FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO INVESTOR SERVICES, PAGE 29.
These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program materials for details.
The following information replaces similar information found in "How to Sell Shares" on page 26.
    IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at least
$2,000 worth of shares in the account to keep it open.
The following information replaces similar information found in "Transaction Details" beginning on page 31.
    FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE    of
$12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
    IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000,    you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.

SUPPLEMENT TO FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY CALIFORNIA MUNICIPAL TRUST II
FIDELITY CALIFORNIA INSURED MUNICIPAL INCOME FUND
FIDELITY CALIFORNIA MUNICIPAL INCOME FUND
FUNDS OF FIDELITY CALIFORNIA MUNICIPAL TRUST
APRIL 19, 1996 STATEMENT OF ADDITIONAL INFORMATION

   The following information replaces and supplements similar information found in "Investment Limitations of Fidelity California Municipal Money Market Fund" beginning on page 2.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces and supplements similar information found in "Investment Limitations of Fidelity California Insured Municipal Income Fund" beginning on page 3.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces and supplements similar information found in "Investment Limitations of Fidelity California Municipal Income Fund" beginning on page 5.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces similar information found in "Performance" beginning on page 21.
1996 TAX RATES
                      Taxable Income*   State Combined California
   Federal Income Marginal and Federal Effective
 Single Return Joint Return Tax Bracket Rate Tax Bracket**
$ 24,001 - 25,083     $40,101 - 50,166 28% 6.0% 32.32%
 25,084 - 31,700  50,167 - 63,400 28% 8.0% 33.76%
 31,701 - 58,150  63,401 - 96,900 28% 9.3% 34.70%
 58,151 - 121,300  96,901 - 147,700 31% 9.3% 37.42%
 121,301 - 263,750  147,701 - 263,750 36% 9.3% 41.95%
263,751 +   263,751 +  39.6% 9.3% 45.22%
* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.
If your effective combined federal and state personal tax rate in 1996 is:
       32.32%    33.76%    34.70%    37.42%    41.95%    45.22%

 To match
 these
 tax-free
 yields: Your taxable investment would have to earn the following yield:

 2%     2.96%     3.02%     3.06%     3.20%     3.45%     3.65%

 3%     4.43%     4.53%     4.59%     4.79%     5.17%     5.48%

 4%     5.91%     6.04%     6.13%     6.39%     6.89%     7.30%

 5%     7.39%     7.55%     7.66%     7.99%     8.61%     9.13%

 6%     8.87%     9.06%     9.19%     9.59%     10.34%    10.95%

 7%     10.34%    10.57%    10.72%    11.19%    12.06%    12.78%

 8%     11.82%    12.08%    12.25%    12.78%    13.78%    14.60%

 9%     13.30%    13.59%    13.78%    14.38%    15.50%    16.43%

 10%    14.78%    15.10%    15.31%    15.98%    17.23%    18.25%

 11%    16.25%    16.61%    16.85%    17.58%    18.95%    20.08%

The California income tax rates are those in effect for 1996, however the California income brackets are those in effect for 1995. California law requires that the brackets be adjusted annually for inflation using 100% of the California Consumer Price Index through June of the tax year. As of the date of this Statement of Additional Information, the California Franchise Tax Board had not published the 1996 inflation adjusted tax brackets. SUPPLEMENT TO THE SPARTAN(registered trademark) CALIFORNIA MUNICIPAL FUNDS' APRIL 19, 1996 PROSPECTUS
The following information replaces similar information found in "Key Facts" on page 4.
       SPARTAN CA INTERMEDIATE
STRATEGY: Invests normally in investment-grade municipal securities whose interest is free from federal income tax and California personal income tax, while maintaining an average maturity of between three and 10 years.
       SPARTAN CA INCOME
STRATEGY: Invests normally in investment-grade municipal securities whose interest is free from federal income tax and California personal income tax.
The following information replaces similar information found in the third paragraph of "Investment Principles and Risks" on page 14.
SPARTAN CALIFORNIA INTERMEDIATE MUNICIPAL INCOME seeks high current income that is free from federal income tax and California personal income tax by investing in investment-grade municipal securities under normal conditions. FMR normally invests at least 65% of the fund's total assets in state tax-free securities, and normally invests at least 80% of the fund's assets in municipal securities whose interest is free from federal income tax. SPARTAN CALIFORNIA MUNICIPAL INCOME seeks high current income that is free from federal income tax and California personal income tax by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's income distributions are free from federal and California personal income tax.
The following information replaces similar information found in "Securities and Investment Practices" beginning on page 16.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of the issuers.
RESTRICTIONS: For Spartan California Intermediate and Spartan California Income, each fund normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities (sometimes called "municipal junk bonds"). A security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality.
   The following information supplements information in "Securities and Investment Practices" beginning on page 16.
    CASH MANAGEMENT.    A fund may invest in money market securities and in
a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTION: The bond funds do not currently intend to invest in a money market fund.
The following information replaces similar information found in "Transaction Details" beginning on page 31.
    FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE    of
$12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

SUPPLEMENT TO THE SPARTAN(registered trademark) CALIFORNIA MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY CALIFORNIA MUNICIPAL TRUST II
SPARTAN(registered trademark) CALIFORNIA INTERMEDIATE MUNICIPAL INCOME FUND SPARTAN(registered trademark) CALIFORNIA MUNICIPAL INCOME FUND
FUNDS OF FIDELITY CALIFORNIA MUNICIPAL TRUST
APRIL 19, 1996 STATEMENT OF ADDITIONAL INFORMATION

   The following information replaces and supplements similar information found in "Investment Limitations of Spartan California Municipal Money Market Fund" beginning on page 2.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(x) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces and supplements similar information found in "Investment Limitations of Spartan California Intermediate Municipal Income Fund" beginning on page 3.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces and supplements similar information found in "Investment Limitations of Spartan California Municipal Income Fund" beginning on page 5.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces similar information found in "Performance" beginning on page 20.
Use the first table to find your approximate effective tax bracket taking into account federal and state taxes for 1996.
1996 TAX RATES
                      Taxable Income*   State Combined California
   Federal Income Marginal and Federal Effective
 Single Return Joint Return Tax Bracket Rate Tax Bracket**
$ 24,001 - 25,083     $40,101 - 50,166 28% 6.0% 32.32%
 25,084 - 31,700  50,167 - 63,400 28% 8.0% 33.76%
 31,701 - 58,150  63,401 - 96,900 28% 9.3% 34.70%
 58,151 - 121,300  96,901 - 147,700 31% 9.3% 37.42%
 121,301 - 263,750  147,701 - 263,750 36% 9.3% 41.95%
263,751 +   263,751 +  39.6% 9.3% 45.22%
* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.
If your effective combined federal and state personal tax rate in 1996 is:
       32.32%    33.76%    34.70%    37.42%    41.95%    45.22%

 To match
 these
 tax-free
 yields: Your taxable investment would have to earn the following yield:

 2%     2.96%     3.02%     3.06%     3.20%     3.45%     3.65%

 3%     4.43%     4.53%     4.59%     4.79%     5.17%     5.48%

 4%     5.91%     6.04%     6.13%     6.39%     6.89%     7.30%

 5%     7.39%     7.55%     7.66%     7.99%     8.61%     9.13%

 6%     8.87%     9.06%     9.19%     9.59%     10.34%    10.95%

 7%     10.34%    10.57%    10.72%    11.19%    12.06%    12.78%

 8%     11.82%    12.08%    12.25%    12.78%    13.78%    14.60%

 9%     13.30%    13.59%    13.78%    14.38%    15.50%    16.43%

 10%    14.78%    15.10%    15.31%    15.98%    17.23%    18.25%

 11%    16.25%    16.61%    16.85%    17.58%    18.95%    20.08%

The California income tax rates are those in effect for 1996, however the California income brackets are those in effect for 1995. California law requires that the brackets be adjusted annually for inflation using 100% of the California Consumer Price Index through June of the tax year. As of the date of this Statement of Additional Information, the California Franchise Tax Board had not published the 1996 inflation adjusted tax brackets.